Cash and Cash Equivalents - Summary of Cash and Cash Equivalents and Short Term Bank Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash	$ 4,034	$ 4,672
Short-term bank deposits	3,655	3,996
Money market funds, reverse repos and other cash equivalents	19,052	11,644
Total	$ 26,741	$ 20,312	$ 19,130	$ 31,752